Related party transactions and Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of amounts included in the Group's financial statements by category	Amounts included in the Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Associates	Joint ventures	Pension funds
	£m	£m	£m
For the year ended and as at 31 December 2025
Total income	18	43	8
Credit impairment charges	—	—	—
Operating expenses	(22)	—	(1)
Total assets	—		—
Total liabilities	126	—	140
For the year ended and as at 31 December 2024
Total income	(2)	56	2
Credit impairment charges	—	—	—
Operating expenses	(21)	—	(1)
Total assets	—	1,104	0
Total liabilities	64	—	176
For the year ended and as at 31 December 2023
Total income	13	70	4
Credit impairment charges	—	—	—
Operating expenses	(20)	—	(1)

Disclosure of loans and deposits outstanding	The balances outstanding as at 31 December were as follows:

Banking services provided
	2025	2024
	£m	£m
Loans outstanding as at 31 December	15.4	17.5
Deposit outstanding as at 31 December	27.5	23.3

Disclosure of remuneration of Directors and other Key Management Personnel

	2025	2024	2023
	£m	£m	£m
Salaries and other short-term benefits	48.3	45.0	33.3
Pension costs	0.1	0.1	—
Other long-term benefits	13.6	10.5	7.2
Share-based payments	26.2	18.1	10.2
Employer social security charges on emoluments	10.2	8.7	6.3
Costs recognised for accounting purposes	98.4	82.4	57.0
Employer social security charges on emoluments	(10.2)	(8.7)	(6.3)
Other long-term benefits – difference between awards granted and costs recognised	9.5	6.6	1.1
Share-based payments – difference between awards granted and costs recognised	11.7	7.4	6.0
Total remuneration awarded	109.4	87.7	57.8

Disclosure required by the Companies Act 2006	The following information regarding the Barclays PLC Board of Directors is presented in accordance with the Companies Act 2006:

	2025	2024	2023
	£m	£m	£m
Aggregate emoluments[1]	11.4	10.9	9.8
Amounts paid under LTIPs[2]	1.2	—	—
	12.6	10.9	9.8
Notes:
1The aggregate emoluments include amounts paid for the 2025 year. In addition, deferred share awards for 2025 with a total value at grant of £1.3m (2024: £1.8m,
2023: £1.5m) will be made to Directors, which will only vest subject to meeting certain conditions.
2The figure above for "Amounts paid under LTIPs" relates to tranches of prior year LTIP awards that were released to Directors during the year. The LTIP figure in the single total figure table for Executive Directors' 2025 remuneration in the Directors' Remuneration report relates to the 2023-2025 LTIP cycle, the first tranche of which is scheduled to be released following the performance period ending on 31 December 2025.